Revision of previously issued financial statements (Details) - EUR (€) € in Thousands		6 Months Ended
	Jul. 01, 2022	Jun. 30, 2022	Jun. 30, 2021
IFRS Error Corrections and Prior Period Adjustments Restatement [Line Items]
Changes in cash and cash equivalents		€ 15,697	€ (13,376)
Adjustment | Effect of Revision of Financial Statements
IFRS Error Corrections and Prior Period Adjustments Restatement [Line Items]
Changes in cash and cash equivalents	€ 910